UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SQ Advisors, LLC
Address: 1400 Gulf Shore Boulevard North
         Suite 184
         Naples, FL  34102

13F File Number:  028-14805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mary C. Johnston
Title:     Chief Compliance Officer
Phone:     (239) 213-9399

Signature, Place, and Date of Signing:

 /s/   Mary C. Johnston     Naples, FL     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,165,415 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2787       21 SH       SOLE                       21        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702   124566  1412318 SH       SOLE                  1412318        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    66775  1935147 SH       SOLE                  1935147        0        0
CENOVUS ENERGY INC             COM              15135U109    80961  2322866 SH       SOLE                  2322866        0        0
CROWN HOLDINGS INC             COM              228368106    79090  2152116 SH       SOLE                  2152116        0        0
DELL INC                       COM              24702R101    58670  5952623 SH       SOLE                  5952623        0        0
DIRECTV                        COM              25490A309    90787  1731067 SH       SOLE                  1731067        0        0
FISERV INC                     COM              337738108   124801  1685810 SH       SOLE                  1685810        0        0
LOWES COS INC                  COM              548661107   103566  3424807 SH       SOLE                  3424807        0        0
ORACLE CORP                    COM              68389X105    66748  2121041 SH       SOLE                  2121041        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    82043  6416346 SH       SOLE                  6416346        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104   107635  3164796 SH       SOLE                  3164796        0        0
US BANCORP DEL                 COM NEW          902973304      480    14000 SH       SOLE                    14000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    80429  1455848 SH       SOLE                  1455848        0        0
WELLS FARGO & CO NEW           COM              949746101    96077  2782417 SH       SOLE                  2782417        0        0